Long-term investment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Long-term investment
Equity investments	¥ 28,625,000	¥ 29,733,000
Impairment		¥ 1,663,000
Impairment of long term investments	¥ 0
Firestorm
Long-term investment
Cash consideration			¥ 13,944,000	$ 2,137
Conflux
Long-term investment
Cash consideration			¥ 13,050,000	$ 2,000